Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands		Total		Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total Textainer Group Holdings Limited shareholders' equity	Noncontrolling interest
Beginning Balances (in shares) at Dec. 31, 2013	[1]			56,450,580
Beginning Balances at Dec. 31, 2013	[1]	$ 1,141,738		$ 564		$ 366,197	$ 69	$ 727,237	$ 1,094,067	$ 47,671
Dividends to shareholders ($1.88, $1.65 and $0.51 per common share in 2014, 2015 and 2016)		$ (106,648)						(106,648)	(106,648)
Restricted share units vested (in shares)				281,438
Restricted share units vested				$ 1		(1)
Exercise of share options (in shares)		131,076		131,076
Exercise of share options		$ 2,497				2,497			2,497
Long-term incentive compensation expense		7,499				7,499			7,499
Net tax benefit from share options exercised and restricted share units vested		2,124				2,124			2,124
Capital contributions from noncontrolling interest		6,457								6,457
Comprehensive income (loss):
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		190,555	[2]					190,555	190,555
Net income (loss) attributable to noncontrolling interests		5,692	[2]							5,692
Foreign currency translation adjustments		(112)					(112)		(112)
Total comprehensive (loss) income	[2]	196,135
Ending Balances (in shares) at Dec. 31, 2014	[1]			56,863,094
Ending Balances at Dec. 31, 2014	[1]	1,249,802		$ 565		378,316	(43)	811,144	1,189,982	59,820
Dividends to shareholders ($1.88, $1.65 and $0.51 per common share in 2014, 2015 and 2016)		(94,079)						(94,079)	(94,079)
Dividends paid to noncontrolling interest		$ (2,994)								(2,994)
Purchase of treasury shares (in shares)		(630,000)			(630,000)
Purchase of treasury shares		$ (9,149)			$ (9,149)				(9,149)
Restricted share units vested (in shares)				272,945
Restricted share units vested				$ 7		(7)
Exercise of share options (in shares)		32,495		27,056
Exercise of share options		$ 301				301			301
Long-term incentive compensation expense		7,743				7,743			7,743
Net tax benefit from share options exercised and restricted share units vested		(1,333)				(1,333)			(1,333)
Capital contributions from noncontrolling interest		1,850								1,850
Comprehensive income (loss):
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		108,408	[2]					108,408	108,408
Net income (loss) attributable to noncontrolling interests		5,576	[2]							5,576
Foreign currency translation adjustments		(240)					(240)		(240)
Total comprehensive (loss) income	[2]	113,744
Ending Balances (in shares) at Dec. 31, 2015	[1]			57,163,095	(630,000)
Ending Balances at Dec. 31, 2015	[1]	1,265,885	[3]	$ 572	$ (9,149)	385,020	(283)	825,473	1,201,633	64,252
Dividends to shareholders ($1.88, $1.65 and $0.51 per common share in 2014, 2015 and 2016)		$ (28,754)						(28,754)	(28,754)
Purchase of treasury shares (in shares)		0
Restricted share units vested (in shares)				254,024
Restricted share units vested				$ 3		(3)
Long-term incentive compensation expense		$ 6,573				6,573			6,573
Net tax benefit from share options exercised and restricted share units vested		(810)				(810)			(810)
Comprehensive income (loss):
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		(50,662)						(50,662)	(50,662)
Net income (loss) attributable to noncontrolling interests		(5,261)								(5,261)
Foreign currency translation adjustments		(233)					(233)		(233)
Total comprehensive (loss) income		(56,156)
Ending Balances (in shares) at Dec. 31, 2016				57,417,119	(630,000)
Ending Balances at Dec. 31, 2016		$ 1,186,738		$ 575	$ (9,149)	$ 390,780	$ (516)	$ 746,057	$ 1,127,747	$ 58,991

[1]	Certain amounts for the years ended 2015, 2014 and 2013 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").